UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2008
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 May 14, 2008
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	30
					---------------------

Form 13F Information Table Value Total:		173444
					---------------------
					(thousands)


List of Other Included Managers:   NONE


                                 TITLE OF  	        VALUE   SHRS OR         PUT/	INVESTMENT	VOTING AUTHORITY
NAME OF ISSUER	                 CLASS	CUSIP           (x100)	PRN AMT	SH_PRN	CALL	DISCRETION 	SOLE	SHARED	NONE
1/100 Berkshire Htwy Cla         Com	84990175	4002	300	SH		SOLE		300		0
A T & T Inc New                  Com	00206R102       117214	306042	SH		SOLE		283989		22053
Abbott Laboratories              Com	2824100		116684	211577	SH		SOLE		194273		17304
Accenture Ltd Cl A               Com	G1150G111       108844	309481	SH		SOLE		285299		24182
American Intl Group Inc          Com	26874107	45326	104800	SH		SOLE		97696		7104
Bank Of New York Co New          Com	64058100	7918	18975	SH		SOLE		18975		0
Berkshire Hathaway Cl B          Com	84670207	103413	2312	SH		SOLE		2135		177
Cabelas Inc                      Com	126804301	5730	40470	SH		SOLE		37840		2630
Chevron Corporation              Com	166764100	82574	96737	SH		SOLE		89414		7323
Citadel Broadcasting Cp          Com	17285T106       301	18140	SH		SOLE		16980		1160
Comcast Cp New Cl A Spl          Com	20030N200       17984	94805	SH		SOLE		86905		7900
Covance Inc                      Com	222816100	8297	10000	SH		SOLE		10000		0
Disney Walt Co                   Com	254687106	100877	321470	SH		SOLE		300776		20694
Ebay Inc                         Com	278642103	88972	298165	SH		SOLE		275239		22926
Enterprise Prd Prtnrs Lp         Com	293792107	3779	12725	SH		SOLE		12725		0
Harley Davidson Inc              Com	412822108	257516	68671	SH		SOLE		64007		4664
Home Depot Inc                   Com	437076102	77957	278720	SH		SOLE		258337		20383
Idearc Inc                       Com	451663108	378	10389	SH		SOLE		9661		728
Legg Mason Inc                   Com	524901105	61127	109195	SH		SOLE		101853		7342
Merck & Co Inc                   Com	589331107	114138	300759	SH		SOLE		280277		20482
Microsoft Corp                   Com	594918104	195573	689123	SH		SOLE		641493		47630
Mylan Laboratories Inc           Com	628530107	2460	21215	SH		SOLE		20570		645
Nordstrom Inc                    Com	655664100	62512	191755	SH		SOLE		178943		12812
Pfizer Incorporated              Com	717081103	13526	64629	SH		SOLE		62713		1916
Safeco Corp                      Com	786429100	4249	9684	SH		SOLE		9534		150
Starbucks Corp                   Com	855244109	99593	569107	SH		SOLE		530852		38255
Verizon Communications           Com	92343V104       76448	209736	SH		SOLE		194275		15461
Wachovia Corp New                Com	929903102	62453	231310	SH		SOLE		214023		17287
Walgreen Company                 Com	931422109	5841	15335	SH		SOLE		14825		510
Wal-Mart Stores Inc              Com	931142103	119229	226327	SH		SOLE		208549		17778
Washington Mutual Inc            Com	939322103	1285	12476	SH		SOLE		12017		459
                                                     173444720

